Cash and cash equivalents and restricted cash - Restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term and Short-term treasury investments
Restricted cash	¥ 19,653	¥ 20,506	¥ 17,333	¥ 107,597
Current restricted cash	1,723,392	1,139,473	803,956	443,758
RMB
Long-term and Short-term treasury investments
Restricted cash	3,838	4,912	2,000	107,597
Current restricted cash	1,585,801	1,139,261	803,856	¥ 443,758
USD
Long-term and Short-term treasury investments
Restricted cash	15,815	15,582	15,323
Others
Long-term and Short-term treasury investments
Restricted cash		12	10
Current restricted cash	¥ 137,591	¥ 212	¥ 100